Net Interest Income - Summary of Net Interest Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Interest income from:
Deposits with banks	¥ 78,217	¥ 45,770	¥ 40,472
Call loans and bills bought	19,362	12,065	21,828
Reverse repurchase agreements and cash collateral on securities borrowed	40,021	29,601	22,011
Investment securities	102,295	87,348	84,912
Loans and advances	1,904,175	1,725,477	1,703,361
Total interest income	2,144,070	1,900,261	1,872,584
Interest expense from:
Deposits	382,753	249,028	202,312
Call money and bills sold	8,763	5,286	5,583
Repurchase agreements and cash collateral on securities lent	61,341	20,623	15,105
Borrowings	89,196	79,835	72,203
Debt securities in issue	190,774	146,937	135,172
Others	1,142	629	726
Total interest expense	733,969	502,338	431,101
Net interest income	¥ 1,410,101	¥ 1,397,923	¥ 1,441,483